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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833

Eclipse Funds Inc.

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)                              (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2013 is filed herewith.

MainStay High Yield Opportunities Fund

Portfolio of Investments January 31, 2013 (Unaudited)

			Principal Amount	Value
	Long-Term Bonds 94.0%†
	Asset-Backed Securities 2.9%
	Airlines 0.5%
	America West Airlines Pass-Through Trust Series 2000-1, Class G 8.057%, due 1/2/22		$1,587,138	$1,741,884
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 11/23/22 (a)		1,333,829	1,317,156
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21		1,708,612	1,802,585
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		898,952	1,013,569
				5,875,194
	Home Equity 2.1%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.264%, due 10/25/36 (b)(c)		2,982,546	2,417,354
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.274%, due 5/25/37 (b)(c)		826,408	623,890
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.264%, due 4/25/37 (b)(c)		160,120	153,126
	First NLC Trust Series 2007-1, Class A1 0.274%, due 8/25/37 (b)(c)(d)		1,156,493	571,320
	GSAA Home Equity Trust
	Series 2006-14, Class A1 0.254%, due 9/25/36 (b)		496,893	244,358
	Series 2006-18, Class AV1 0.274%, due 11/25/36 (b)(c)		123,785	52,630
	Series 2007-5, Class 2A1A 0.324%, due 4/25/47 (b)		483,060	353,994
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.334%, due 4/25/37 (b)(c)		625,384	551,153
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.304%, due 4/25/37 (b)(c)		2,095,781	1,828,227
	JP Morgan Mortgage Acquisition Corp.
	Series 2007-HE1, Class AF1 0.304%, due 3/25/47 (b)(c)		920,703	803,332
	Series 2007-CH2, Class AF2 5.229%, due 1/25/37 (c)(e)		2,120,156	1,763,726
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.314%, due 3/25/37 (b)(c)		2,227,725	1,512,244
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.304%, due 9/25/36 (b)(c)		1,309,898	887,950
	Series 2006-HE8, Class A2B 0.304%, due 10/25/36 (b)(c)		250,721	146,336
	Series 2007-NC2, Class A2FP 0.354%, due 2/25/37 (b)(c)		1,926,540	1,045,360
	Option One Mortgage Loan Trust Series 2006-2, Class 2A2 0.304%, due 7/25/36 (b)(c)		848,041	541,743
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)(e)		3,308,328	1,959,764
	Securitized Asset Backed Receivables LLC Trust
	Series 2006-FR4, Class A2A 0.284%, due 8/25/36 (b)(c)		3,308,634	1,350,406
	Series 2007-BR4, Class A2A 0.294%, due 5/25/37 (b)(c)		1,237,558	630,746
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.284%, due 6/25/37 (b)(c)		2,007,125	1,901,781
	Series 2006-EQ2, Class A2 0.314%, due 1/25/37 (b)(c)		2,325,118	1,436,695
	Specialty Underwriting & Residential Finance Series 2006-BC4, Class A2B 0.314%, due 9/25/37 (b)(c)		3,229,971	2,720,533
				23,496,668
	Student Loans 0.3%
	Keycorp Student Loan Trust
	Series 2006-A, Class 2A2 0.39%, due 6/27/25 (b)		400,397	399,114
	Series 2000-A, Class A2 0.632%, due 5/25/29 (b)		3,327,971	3,063,696
				3,462,810
	Total Asset-Backed Securities (Cost $34,390,526)			32,834,672

	Convertible Bond 0.1%
	Holding Company - Diversified 0.1%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (b)(f)		1,125,000	1,144,013

	Total Convertible Bond (Cost $1,085,832)			1,144,013

	Corporate Bonds 75.4%
	Aerospace & Defense 1.1%
	B/E Aerospace, Inc. 6.875%, due 10/1/20 (f)		1,670,000	1,845,350
	Ducommun, Inc. 9.75%, due 7/15/18		3,875,000	4,252,812
	TransDigm, Inc. 7.75%, due 12/15/18		5,715,000	6,350,794
				12,448,956
	Airlines 1.7%
	Continental Airlines, Inc.
	7.875%, due 1/2/20		2,323,662	2,416,609
	9.798%, due 10/1/22		1,187,002	1,336,861
	Delta Air Lines, Inc. Series 2010-2 Class B Pass Through Trust 6.75%, due 5/23/17 (f)		4,000,000	4,160,000
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24		903,163	984,448
	U.S. Airways, Inc. Series 2012-1B, Pass Through Trust 8.00%, due 4/1/21		5,450,000	5,886,000
	UAL 2009-2B Pass-Through Trust 12.00%, due 7/15/17 (d)		2,463,860	2,710,246
	United Air Lines, Inc. 12.00%, due 11/1/13 (d)		2,300,000	2,300,000
				19,794,164
	Auto Manufacturers 1.7%
	Chrysler Group LLC / CG Co-Issuer, Inc.
	8.00%, due 6/15/19		535,000	585,825
	8.25%, due 6/15/21		7,138,000	7,923,180
¤	Ford Motor Co.
	7.50%, due 8/1/26		255,000	305,362
	8.90%, due 1/15/32		410,000	548,375
	9.98%, due 2/15/47 (f)		2,000,000	2,880,000
	Navistar International Corp. 8.25%, due 11/1/21 (f)		7,550,000	7,417,875
				19,660,617
	Auto Parts & Equipment 1.4%
	Commercial Vehicle Group, Inc. 7.875%, due 4/15/19		5,075,000	5,125,750
	Goodyear Tire & Rubber Co. (The)
	7.00%, due 5/15/22		4,160,000	4,461,600
	8.25%, due 8/15/20		4,025,000	4,417,437
	Tomkins LLC / Tomkins, Inc. 9.00%, due 10/1/18		1,482,000	1,654,283
				15,659,070
	Banks 4.1%
	ABN Amro North American Holding Preferred Capital Repackage Trust I 3.407%, due 12/29/49 (b)(d)		3,500,000	3,500,000
	Ally Financial, Inc. 8.00%, due 11/1/31		4,450,000	5,611,425
	Bank of America Corp. 8.00%, due 12/29/49 (b)		504,000	568,104
	CIT Group, Inc. 5.00%, due 8/15/22		3,775,000	3,986,861
	Deutsche Postbank Funding Trust IV 5.983%, due 6/29/49 (b)		€9,400,000	11,040,279
	Dresdner Funding Trust I 8.151%, due 6/30/31 (d)		$5,500,000	5,678,750
	Fifth Third Capital Trust IV 6.50%, due 4/15/67 (b)(f)		2,105,000	2,102,369
	Lloyds TSB Bank PLC 13.00%, due 12/19/21 (b)	A$	1,811,000	2,324,937
	National Capital Trust I Series Reg S 5.62%, due 9/29/49 (b)		£5,000,000	7,684,170
	SunTrust Bank 7.25%, due 3/15/18 (f)		$2,000,000	2,478,892
	Wachovia Capital Trust III 5.57%, due 3/29/49 (b)		1,000,000	1,000,000
	Wells Fargo & Co. 7.98%, due 3/29/49 (b)		770,000	885,500
				46,861,287
	Building Materials 3.0%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17		5,800,000	5,945,000
	Desarrolladora Homex S.A.B. de C.V. 9.75%, due 3/25/20 (d)		4,500,000	4,680,000
	Hanson Ltd. 6.125%, due 8/15/16 (f)		3,655,000	4,002,225
	Texas Industries, Inc. 9.25%, due 8/15/20		7,798,000	8,616,790
	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.75%, due 2/3/22 (d)		4,450,000	3,704,625
	USG Corp.
	6.30%, due 11/15/16		3,125,000	3,289,062
	8.375%, due 10/15/18 (d)		3,825,000	4,245,750
				34,483,452
	Chemicals 1.6%
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18		6,710,000	6,777,100
	Hexion Us Finance Corp. 6.625%, due 4/15/20 (d)		1,275,000	1,255,875
	Huntsman International LLC
	8.625%, due 3/15/20		2,150,000	2,429,500
	8.625%, due 3/15/21		2,700,000	3,091,500
	Momentive Performance Materials, Inc.
	9.00%, due 1/15/21 (f)		3,280,000	2,542,000
	10.00%, due 10/15/20		2,200,000	2,222,000
				18,317,975
	Coal 1.0%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19		2,100,000	1,890,000
	6.25%, due 6/1/21		835,000	747,325
	Arch Coal, Inc.
	7.00%, due 6/15/19		3,475,000	3,136,188
	7.25%, due 10/1/20		571,000	511,045
	7.25%, due 6/15/21		1,245,000	1,114,275
	Peabody Energy Corp. 6.00%, due 11/15/18		3,725,000	3,901,937
				11,300,770
	Commercial Services 2.4%
	Ashtead Capital, Inc. 6.50%, due 7/15/22 (d)		2,740,000	2,972,900
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.25%, due 1/15/19		3,925,000	4,346,938
	Hertz Corp. (The)
	7.375%, due 1/15/21		3,345,000	3,712,950
	7.50%, due 10/15/18		3,140,000	3,446,150
¤	United Rentals North America, Inc.
	7.375%, due 5/15/20		975,000	1,072,500
	7.625%, due 4/15/22		955,000	1,064,825
	8.375%, due 9/15/20		9,725,000	10,721,812
				27,338,075
	Computers 0.7%
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19 (d)		6,135,000	6,334,388
	7.375%, due 11/15/18		2,000,000	2,125,000
				8,459,388
	Diversified Financial Services 1.2%
	Ford Holdings LLC
	9.30%, due 3/1/30 (f)		2,475,000	3,483,563
	9.375%, due 3/1/20		210,000	268,275
	GE Capital Trust II 5.50%, due 9/15/67 (b)		€3,345,000	4,518,226
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (b)		2,828,000	3,763,452
	General Electric Capital Corp.
	Series Reg S 5.50%, due 9/15/67 (b)		1,000,000	1,351,943
	6.50%, due 9/15/67 (b)		£405,000	667,967
				14,053,426
	Electric 1.2%
	Calpine Corp. 7.875%, due 7/31/20 (d)		$4,950,000	5,457,375
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20		4,322,000	4,959,495
	NRG Energy, Inc. 8.25%, due 9/1/20 (f)		1,000,000	1,130,000
	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 11.50%, due 10/1/20 (d)		2,500,000	1,975,000
				13,521,870
	Engineering & Construction 0.4%
	Empresas ICA S.A.B. de C.V. 8.375%, due 7/24/17 (d)		4,500,000	4,702,500
	Entertainment 1.8%
	Isle of Capri Casinos, Inc. 7.75%, due 3/15/19		5,500,000	5,940,000
	Isle Of Capri Casinos, Inc. 8.875%, due 6/15/20		3,750,000	4,096,875
	Mohegan Tribal Gaming Authority
	10.50%, due 12/15/16 (d)		5,000,000	4,987,500
	11.00%, due 9/15/18 (d)		1,000,000	865,000
	Pinnacle Entertainment, Inc.
	7.75%, due 4/1/22		2,090,000	2,236,300
	8.75%, due 5/15/20		2,000,000	2,170,000
				20,295,675
	Finance - Auto Loans 0.3%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (d)		3,000,000	2,998,764

	Finance - Commercial 0.1%
	Textron Financial Corp. 6.00%, due 2/15/67 (b)(d)		1,010,000	909,000

	Finance - Consumer Loans 2.1%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (b)		5,980,000	6,069,700
	SLM Corp.
	4.75%, due 3/17/14		€1,750,000	2,423,774
	7.25%, due 1/25/22 (f)		$650,000	726,375
	8.00%, due 3/25/20		6,000,000	6,945,000
	Springleaf Finance Corp.
	4.125%, due 11/29/13		€1,500,000	2,034,665
	6.50%, due 9/15/17 (f)		$3,000,000	2,820,000
	6.90%, due 12/15/17		2,840,000	2,705,810
				23,725,324
	Finance - Other Services 1.5%
	Ausdrill Finance Pty, Ltd. 6.875%, due 11/1/19 (d)		6,850,000	6,815,750
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	7.75%, due 1/15/16		6,200,000	6,440,250
	8.00%, due 1/15/18		3,500,000	3,749,375
				17,005,375
	Food 1.9%
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (d)		8,000,000	8,640,000
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (d)		7,875,000	8,071,875
	Smithfield Foods, Inc. 6.625%, due 8/15/22		5,085,000	5,568,075
				22,279,950
	Forest Products & Paper 0.4%
	NewPage Corp. 10.00%, due 5/1/12 (a)		1,000,000	52,500
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (d)		2,275,000	1,330,875
	Stora Enso Oyj 7.25%, due 4/15/36 (d)		3,000,000	2,850,000
				4,233,375
	Hand & Machine Tools 0.5%
	Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, due 5/15/19 (d)		5,400,000	5,670,000

	Health Care - Products 0.8%
	Alere, Inc.
	7.25%, due 7/1/18 (d)		1,461,000	1,519,440
	8.625%, due 10/1/18		2,000,000	2,075,000
	9.00%, due 5/15/16		190,000	199,975
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18 (d)		4,525,000	4,841,750
				8,636,165
	Health Care - Services 1.0%
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22		4,500,000	4,725,000
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17 (f)(g)		2,100,000	2,404,500
	HCA Holdings, Inc. 7.75%, due 5/15/21		4,250,000	4,653,750
				11,783,250
	Home Builders 3.5%
	Beazer Homes USA, Inc.
	6.875%, due 7/15/15 (f)		2,400,000	2,433,000
	7.25%, due 2/1/23 (d)		1,640,000	1,652,300
	8.125%, due 6/15/16 (f)		4,000,000	4,350,000
	9.125%, due 6/15/18		575,000	612,375
	Desarrolladora Homex S.A.B. de C.V. 7.50%, due 9/28/15 (f)		1,000,000	990,000
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (d)		6,080,000	6,688,000
	KB Home 9.10%, due 9/15/17		5,000,000	5,887,500
	Lennar Corp. 5.60%, due 5/31/15		2,225,000	2,380,750
	PulteGroup, Inc.
	7.625%, due 10/15/17 (f)		2,870,000	3,372,250
	7.875%, due 6/15/32		5,295,000	5,903,925
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19		5,500,000	6,160,000
				40,430,100
	Household Products & Wares 1.3%
¤	Reynolds Group Issuer, Inc.
	8.25%, due 2/15/21		1,600,000	1,676,000
	8.50%, due 5/15/18		5,175,000	5,433,750
	9.00%, due 4/15/19		1,315,000	1,387,325
	9.875%, due 8/15/19		5,622,000	6,142,035
				14,639,110
	Insurance 4.5%
¤	American International Group, Inc.
	4.875%, due 3/15/67 (b)		€8,400,000	10,436,058
	Series A2 5.75%, due 3/15/67 (b)		£4,200,000	6,261,528
	Series Reg S 8.00%, due 5/22/68 (b)		€3,750,000	5,895,181
	8.175%, due 5/15/68 (b)(f)		$4,000,000	5,200,000
	Series Reg S 8.625%, due 5/22/68 (b)		£1,000,000	1,942,850
	Hartford Financial Services Group, Inc. 6.00%, due 1/15/19 (f)		$1,450,000	1,697,073
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (d)		3,000,000	3,405,000
	10.75%, due 6/15/88 (b)(d)		2,000,000	3,040,000
	Lincoln National Corp.
	6.05%, due 4/20/67 (b)(f)		3,000,000	3,007,500
	7.00%, due 5/17/66 (b)(f)		3,840,000	3,939,840
	Oil Insurance, Ltd. 3.293%, due 12/29/49 (b)(d)		3,250,000	2,803,807
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (d)		2,000,000	2,524,334
	9.25%, due 6/15/39 (d)		1,000,000	1,451,451
				51,604,622
	Iron & Steel 2.5%
	AK Steel Corp.
	7.625%, due 5/15/20		3,985,000	3,616,387
	8.375%, due 4/1/22		2,700,000	2,470,500
	APERAM 7.375%, due 4/1/16 (d)		5,215,000	5,058,550
	ArcelorMittal
	7.25%, due 3/1/41		2,325,000	2,320,936
	7.50%, due 10/15/39		7,975,000	8,052,964
	United States Steel Corp.
	7.00%, due 2/1/18		2,145,000	2,295,150
	7.375%, due 4/1/20		2,855,000	3,033,437
	7.50%, due 3/15/22 (f)		1,400,000	1,484,000
				28,331,924
	Leisure Time 0.3%
	Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27 (f)		3,000,000	3,375,000

	Lodging 2.2%
	Caesars Entertainment Operating Co., Inc.
	10.00%, due 12/15/18		181,000	120,365
	10.00%, due 12/15/18 (f)		9,775,000	6,659,219
	10.75%, due 2/1/16		791,000	702,012
	12.75%, due 4/15/18 (f)		1,720,000	1,315,800
¤	MGM Resorts International
	6.75%, due 10/1/20 (d)		10,859,000	11,401,950
	8.625%, due 2/1/19		3,975,000	4,531,500
				24,730,846
	Machinery - Construction & Mining 1.0%
	Boart Longyear Management Pty, Ltd. 7.00%, due 4/1/21 (d)		4,695,000	4,859,325
	Terex Corp. 6.00%, due 5/15/21		6,620,000	6,934,450
				11,793,775
	Media 1.6%
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16 (f)		2,125,000	1,402,500
	6.875%, due 6/15/18		2,020,000	1,348,350
	7.25%, due 10/15/27		875,000	463,750
	9.00%, due 3/1/21		3,105,000	2,887,650
	Clear Channel Worldwide Holdings, Inc. 7.625%, due 3/15/20		5,805,000	6,060,635
	DISH DBS Corp. 6.75%, due 6/1/21		5,120,000	5,734,400
				17,897,285
	Metal Fabricate & Hardware 0.3%
	Mueller Water Products, Inc.
	7.375%, due 6/1/17		1,875,000	1,926,562
	8.75%, due 9/1/20		1,661,000	1,889,388
				3,815,950
	Mining 3.5%
	Aleris International, Inc.
	6.00%, due 6/1/20 (h)(i)(j)		11,797	11,797
	7.625%, due 2/15/18		6,370,000	6,624,800
	7.875%, due 11/1/20		1,750,000	1,855,000
	Century Aluminum Co. 8.00%, due 5/15/14		3,080,500	3,111,305
	FMG Resources August 2006 Pty, Ltd. 7.00%, due 11/1/15 (d)		6,500,000	6,776,250
	Novelis, Inc.
	8.375%, due 12/15/17		7,900,000	8,729,500
	8.75%, due 12/15/20		2,200,000	2,486,000
	Vedanta Resources PLC
	6.75%, due 6/7/16 (d)		1,000,000	1,047,000
	8.25%, due 6/7/21 (d)		8,435,000	9,700,250
				40,341,902
	Miscellaneous - Manufacturing 0.8%
	American Railcar Industries, Inc. 7.50%, due 3/1/14		346,000	347,280
	Bombardier, Inc. 7.75%, due 3/15/20 (d)		2,995,000	3,391,838
	Polypore International, Inc. 7.50%, due 11/15/17		4,650,000	5,056,875
				8,795,993
	Office Furnishings 0.2%
	Interface, Inc. 7.625%, due 12/1/18		1,700,000	1,844,500

	Oil & Gas 7.5%
¤	Chesapeake Energy Corp. 6.625%, due 8/15/20		14,350,000	15,749,125
	Concho Resources, Inc.
	5.50%, due 4/1/23		1,645,000	1,735,475
	6.50%, due 1/15/22		2,500,000	2,725,000
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20		5,020,000	5,622,400
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 7.625%, due 4/15/21 (d)		4,770,000	5,199,300
	Linn Energy LLC / Linn Energy Finance Corp.
	6.25%, due 11/1/19 (d)		3,955,000	3,945,113
	7.75%, due 2/1/21		2,650,000	2,835,500
	8.625%, due 4/15/20		4,220,000	4,652,550
	OGX Austria GmbH 8.50%, due 6/1/18 (d)		6,925,000	6,457,562
	Petroleos de Venezuela S.A. Series Reg S 12.75%, due 2/17/22		7,500,000	8,512,500
	Plains Exploration & Production Co. 6.50%, due 11/15/20		9,750,000	10,785,937
	Precision Drilling Corp.
	6.50%, due 12/15/21		2,115,000	2,268,338
	6.625%, due 11/15/20		1,600,000	1,708,000
	Samson Investment Co. 9.75%, due 2/15/20 (d)		4,745,000	5,047,494
	Swift Energy Co.
	7.875%, due 3/1/22 (d)		5,000,000	5,250,000
	8.875%, due 1/15/20		2,849,000	3,091,165
				85,585,459
	Oil & Gas Services 1.8%
	Basic Energy Services, Inc.
	7.75%, due 2/15/19		3,890,000	3,870,550
	7.75%, due 10/15/22		2,025,000	1,989,563
	Cie Generale de Geophysique - Veritas 6.50%, due 6/1/21 (f)		5,550,000	5,896,875
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (d)		2,028,000	2,083,770
	Hornbeck Offshore Services, Inc. 8.00%, due 9/1/17		6,015,000	6,421,012
				20,261,770
	Packaging & Containers 0.4%
	CB Smurfit Stone 8.00%, due 3/15/17		2,000,000	5,000
	Packaging Dynamics Corp. 8.75%, due 2/1/16 (d)		4,500,000	4,713,750
				4,718,750
	Pipelines 1.7%
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 5.875%, due 8/1/23 (d)		4,165,000	4,154,588
	Georgian Oil and Gas Corp. 6.875%, due 5/16/17 (d)		5,350,000	5,590,750
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	6.25%, due 6/15/22		2,050,000	2,224,250
	6.50%, due 8/15/21		450,000	488,250
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	6.875%, due 2/1/21		4,500,000	4,927,500
	7.875%, due 10/15/18		1,805,000	1,976,475
				19,361,813
	Real Estate Investment Trusts 0.4%
	ViaSat, Inc. 6.875%, due 6/15/20		4,030,000	4,302,025

	Retail 0.2%
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 7.50%, due 10/1/18		2,322,000	2,507,760

	Semiconductors 0.8%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (d)		7,825,000	8,607,500

	Software 0.9%
	First Data Corp.
	7.375%, due 6/15/19 (d)		3,735,000	3,931,088
	8.875%, due 8/15/20 (d)		5,500,000	6,091,250
				10,022,338
	Special Purpose Entity 0.2%
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (b)(d)		2,500,000	2,656,250

	Telecommunications 6.3%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29		3,735,000	2,913,300
	American Tower Corp. 7.00%, due 10/15/17 (f)(g)		1,100,000	1,311,356
	CommScope, Inc. 8.25%, due 1/15/19 (d)		9,175,000	10,023,687
	Crown Castle International Corp. 7.125%, due 11/1/19 (f)		2,000,000	2,222,500
	Frontier Communications Corp. 8.50%, due 4/15/20		3,935,000	4,544,925
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21		5,601,000	6,413,145
	Intelsat Luxembourg S.A.
	11.25%, due 2/4/17		3,610,000	3,826,600
	11.50%, due 2/4/17 (k)		2,950,000	3,127,000
	MetroPCS Wireless, Inc.
	6.625%, due 11/15/20		1,550,000	1,643,000
	7.875%, due 9/1/18		2,740,000	2,966,050
	Satelites Mexicanos S.A. de C.V. 9.50%, due 5/15/17		5,000,000	5,200,000
¤	Sprint Capital Corp.
	6.90%, due 5/1/19		4,680,000	5,089,500
	8.75%, due 3/15/32		7,465,000	8,808,700
¤	Sprint Nextel Corp.
	6.00%, due 11/15/22		5,500,000	5,527,500
	8.375%, due 8/15/17		7,530,000	8,706,563
				72,323,826
	Transportation 1.6%
	CEVA Group PLC 8.375%, due 12/1/17 (d)		3,250,000	3,323,125
	CHC Helicopter S.A. 9.25%, due 10/15/20		8,055,000	8,618,850
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (d)		2,770,000	2,846,175
	PHI, Inc. 8.625%, due 10/15/18 (f)		3,425,000	3,746,094
				18,534,244
	Total Corporate Bonds (Cost $797,382,929)			860,621,170

	Foreign Bonds 9.4%
	Banks 4.9%
	ABN Amro Bank N.V. 4.31%, due 3/29/49 (b)		€5,000,000	5,702,764
	Bank of Scotland PLC 7.286%, due 5/29/49 (b)		£1,800,000	2,752,027
	Belfius Funding N.V. 1.226%, due 2/9/17 (b)		3,550,000	4,616,846
¤	Canada Square Operations Ltd. 7.50%, due 5/29/49 (b)		7,467,000	11,764,998
	HBOS Capital Fund L.P. Series A 6.461%, due 11/29/49 (b)		3,500,000	5,093,043
	HBOS PLC 5.125%, due 10/29/49 (b)		€1,000,000	964,151
	IKB Deutsche Industriebank A.G.
	1.089%, due 5/28/13 (b)		800,000	1,059,085
	4.50%, due 7/9/13		5,275,000	7,117,635
¤	Royal Bank of Scotland N.V. 4.70%, due 6/10/19 (b)(h)		12,650,000	16,600,436
				55,670,985
	Chemicals 0.4%
	INEOS Group Holdings S.A. Series Reg S 7.875%, due 2/15/16		3,000,000	4,083,586

	Foreign Sovereign 0.7%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23		6,300,000	7,751,253

	Holding Company - Diversified 0.1%
	Stena AB Series Reg S 7.875%, due 3/15/20		1,000,000	1,490,377

	Home Builders 0.3%
	Taylor Wimpey PLC 10.375%, due 12/31/15		£2,150,000	3,836,138

	Insurance 1.0%
	Aviva PLC 6.875%, due 5/22/38 (b)		€2,000,000	2,932,850
	CNP Assurances 4.75%, due 12/29/49 (b)		2,000,000	2,348,996
	ING Groep N.V. 5.14%, due 3/29/49 (b)		£5,000,000	6,502,600
				11,784,446
	Media 0.5%
	EN Germany Holdings B.V. 10.75%, due 11/15/15		€4,050,000	5,111,407

	Packaging & Containers 1.5%
	Ardagh Packaging Finance PLC Series Reg S 9.25%, due 10/15/20		5,700,000	8,321,473
	Rexam PLC 6.75%, due 6/29/67 (b)		6,300,000	8,957,046
				17,278,519
	Total Foreign Bonds (Cost $94,648,570)			107,006,711

	Loan Assignments & Participations 4.9% (l)
	Aerospace & Defense 0.4%
	U.S. Airways Group, Inc. Term Loan 2.702%, due 3/21/14		$4,861,111	4,821,615

	Automobile 1.1%
	Allison Transmission, Inc. Extended Term Loan B2 3.71%, due 8/7/17		5,723,298	5,751,915
	Federal-Mogul Corp. Term Loan B 2.146%, due 12/29/14		7,131,105	6,761,179
				12,513,094
	Buildings & Real Estate 0.3%
	Realogy Corp.
	Extended Term Loan 4.456%, due 10/10/16		3,066,551	3,081,883
	Extended Letter of Credit 4.459%, due 10/10/16		361,509	363,317
				3,445,200
	Diversified/Conglomerate Manufacturing 0.2%
	Nortek, Inc. Term Loan 5.25%, due 4/26/17		744,050	749,320
	Walter Energy, Inc. Term Loan B 5.75%, due 4/2/18		1,611,101	1,623,184
				2,372,504
	Electronics 0.1%
	SunGard Data Systems, Inc. Term Loan B 3.859%, due 2/26/16		680,607	686,775

	Healthcare, Education & Childcare 0.1%
	Warner Chilcott Co. LLC New Term Loan B2 4.25%, due 3/15/18		118,317	119,377
	Warner Chilcott Corp.
	Incremental Term Loan B1 4.25%, due 3/15/18		145,341	146,643
	New Term Loan B1 4.25%, due 3/15/18		382,706	386,134
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18		263,110	265,467
				917,621
	Hotels, Motels, Inns & Gaming 0.2%
	Caesars Entertainment Corp. Term Loan 9.25%, due 4/25/17		2,800,000	2,856,000

	Leisure, Amusement, Motion Pictures, Entertainment 0.2%
	ClubCorp Club Operations, Inc. Term Loan B 5.00%, due 11/30/16 (h)		1,960,000	1,994,300

	Media 0.3%
	Charter Communications Operating LLC Extended Term Loan C 3.46%, due 9/6/16		1,102,029	1,111,869
	Clear Channel Communications, Inc. Term Loan B 3.852%, due 1/29/16		3,116,996	2,700,584
				3,812,453
	Metals & Mining 0.1%
	FMG America Finance, Inc. Term Loan 5.25%, due 10/18/17		1,496,250	1,514,953

	Oil & Gas 1.0%
	Frac Tech International LLC Term Loan B 8.50%, due 5/6/16		4,111,151	3,578,415
	MEG Energy Corp. New Term Loan B 4.00%, due 3/16/18		7,900,000	7,970,358
				11,548,773
	Personal, Food & Miscellaneous Services 0.1%
	Aramark Corp.
	Extended Term Loan B 3.452%, due 7/26/16		868,929	876,804
	Extended Letter of Credit 3.459%, due 7/26/16		57,145	57,663
	New Extended LC-3 Facility 3.459%, due 7/26/16		31,723	31,988
	Extended Term Loan C 3.523%, due 7/26/16		393,802	397,084
				1,363,539
	Retail 0.3%
	Neiman Marcus Group, Inc. (The) Extended Term Loan 4.75%, due 5/16/18		3,000,000	3,012,750

	Telecommunications 0.4%
	MetroPCS Wireless, Inc.
	Incremental Term Loan B3 4.00%, due 3/16/18		3,929,942	3,943,276
	Tranche B2 4.071%, due 11/3/16		790,950	794,480
				4,737,756
	Utilities 0.1%
	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.742%, due 10/10/17		1,033,493	678,391

	Total Loan Assignments & Participations (Cost $56,470,703)			56,275,724

	Mortgage-Backed Securities 0.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.9%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-J, Class 1A1 3.00%, due 11/25/35 (m)		746,538	663,088
	Series 2007-2, Class A4 5.634%, due 4/10/49 (b)		600,000	695,323
	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class A4 5.201%, due 12/11/38		590,000	668,991
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48		590,000	670,812
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (b)		445,173	419,499
	GreenPoint Mortgage Funding Trust Series 2007-AR2, Class 1A1 0.334%, due 4/25/47 (b)		300,917	288,833
	GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.791%, due 8/10/45 (b)		635,000	726,842
	IndyMac Index Mortgage Loan Trust
	Series 2004-AR4, Class 3A 2.598%, due 8/25/34 (m)		703,713	671,116
	Series 2005-AR9, Class 4A2 2.751%, due 7/25/35 (m)		2,410,614	2,106,561
	Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A1S 0.314%, due 2/25/47 (b)		1,682,272	1,532,423
	Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (c)(i)		321,245	311,204
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.415%, due 11/25/36 (m)		580,813	489,903
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.604%, due 7/25/36 (m)		719,667	661,995
	Total Mortgage-Backed Securities (Cost $8,499,290)			9,906,590

	Municipal Bond 0.4%
	New York 0.4%
	New York City Industrial Development Agency, JFK International Airport, Revenue Bonds Series A 8.00%, due 8/1/12 (a)(n)		5,100,000	5,099,949

	Total Municipal Bond (Cost $5,192,117)			5,099,949
	Total Long-Term Bonds (Cost $997,669,967)			1,072,888,829

			Shares	Value
	Common Stocks 2.5%
	Auto Manufacturers 1.6%
¤	Ford Motor Co.		1,059,000	13,714,050
	General Motors Co. (o)		157,367	4,420,439
	Motors Liquidation Co. GUC Trust (o)		19,523	455,862
				18,590,351
	Banks 0.4%
	CIT Group, Inc. (o)		29,276	1,239,839
	Citigroup, Inc.		71,966	3,034,086
				4,273,925
	Building Materials 0.1%
	U.S. Concrete, Inc. (i)(o)		71,988	856,657

	Chemicals 0.2%
	LyondellBasell Industries, N.V., Class A		38,068	2,414,272

	Electric 0.0%‡
	Dynegy, Inc. (f)(g)(o)		13,120	262,400

	Mining 0.0%‡
	Aleris International, Inc. (h)(i)(j)		13,652	413,929

	Packaging & Containers 0.2%
	Rock-Tenn Co. Class A		20,604	1,626,686

	Total Common Stocks (Cost $29,986,608)			28,438,220

	Preferred Stock 0.1%
	Diversified Financial Services 0.1%
	Citigroup Capital XIII 7.875% (b)		40,000	1,114,400

	Total Preferred Stock (Cost $1,000,000)			1,114,400

			Number of Warrants	Value
	Warrants 0.2%
	Auto Manufacturers 0.2%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (o)		70,698	1,331,950
	Strike Price $18.33 Expires 7/10/19 (o)		70,698	862,516
	Total Warrants (Cost $2,837,051)			2,194,466

			Principal Amount	Value
	Short-Term Investment 3.8%
	Repurchase Agreement 3.8%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $42,980,963 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.07% and a maturity date of 11/07/22, with a Principal Amount of $44,860,000 and a Market Value of $43,845,267)		$42,980,951	42,980,951
	Total Short-Term Investment (Cost $42,980,951)			42,980,951
	Total Investments, Before Investments Sold Short (Cost $1,074,474,577) (r)		100.6%	1,147,616,866

	Long-Term Bonds Sold Short (4.8%)
	Corporate Bonds Sold Short (2.0%)
	Apparel (0.9%)
	Levi Strauss & Co. 7.625%, due 5/15/20		(9,150,000)	(9,973,500)

	Banks (0.2%)
	SunTrust Bank 7.25%, due 3/15/18		(2,000,000)	(2,478,892)

	Entertainment (0.1%)
	Mohegan Tribal Gaming Authority 7.125%, due 8/15/14		(1,000,000)	(920,000)

	Food (0.1%)
	Dean Foods Co. 7.00%, due 6/1/16		(1,000,000)	(1,110,000)

	Forest Products & Paper (0.0%)‡
	NewPage Corp. 10.00%, due 5/1/12 (a)		(1,000,000)	(52,500)

	Home Builders (0.1%)
	Desarrolladora Homex S.A.B. de C.V. 7.50%, due 9/28/15		(1,000,000)	(990,000)

	Leisure Time (0.2%)
	Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27		(2,000,000)	(2,250,000)

	Media (0.1%)
	Time Warner Cable, Inc. 8.75%, due 2/14/19		(1,000,000)	(1,335,505)

	Packaging & Containers (0.0%)‡
	CB Smurfit Stone 8.00%, due 3/15/17		(2,000,000)	(5,000)

	Retail (0.3%)
	Nordstrom, Inc. 6.25%, due 1/15/18		(3,000,000)	(3,603,318)

	Total Corporate Bonds Sold Short (Proceeds $20,939,042)			(22,718,715)

	U.S. Government Sold Short (2.8%)
	United States Treasury Notes
	0.875%, due 2/28/17		(22,000,000)	(22,185,636)
	3.50%, due 2/15/18		(9,000,000)	(10,162,269)
	Total U.S. Government Sold Short (Proceeds $30,892,301)			(32,347,905)
	Total Long-Term Bonds Sold Short (Proceeds $51,831,343)			(55,066,620)

			Shares	Value
	Common Stock Sold Short (0.2%)
	Packaging & Containers (0.2%)
	Rock-Tenn Co. Class A		(20,604)	(1,626,686)

	Total Common Stock Sold Short (Proceeds $1,493,251)			(1,626,686)
	Total Investments Sold Short (Proceeds $53,324,594)		(5.0)%	(56,693,306)
	Total Investments, Net of Investments Sold Short (Cost $1,021,149,983)		95.6	1,090,923,560
	New York Life Agreement (g)		0.0	0
	Other Assets, Less Liabilities		4.4	50,403,418
	Net Assets		100.0%	$1,141,326,978

			Contracts Short	Unrealized Appreciation (Depreciation) (p)
	Futures Contracts 0.1%

	United States Treasury Notes March 2013 (2 Year) (q)		(552)	$(1,380)
	United States Treasury Notes March 2013 (5 Year) (q)		(1,157)	864,858
	Total Futures Contracts (Settlement Value $264,833,547)			$863,478

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Floating rate - Rate shown is the rate in effect as of January 31, 2013.
(c)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of January 31, 2013 is $23,209,520, which represents 2.0% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Step coupon. Rate shown is the rate in effect as of January 31, 2013.
(f)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(g)	Security or a portion of the security is pledged as collateral for the benefit of Lehman Brothers International (Europe). As a result of the Lehman Brothers International (Europe) bankruptcy, these securities are operationally illiquid. The total market value of these securities at January 31, 2013 is $3,978,256, which represents 0.3% of the Fund's net assets. Additionally, the Fund had other securities that were originally pledged as collateral for Lehman Brothers International (Europe) which have since been called by the issuer or have matured. As a result, cash in the amount of $45,196,775, representing 4.0% of the Fund's net assets is pledged as collateral for the benefit of Lehman Brothers International (Europe), and has been deemed restricted by the Fund. The Fund has entered into an agreement with New York Life Insurance Company, pursuant to which, at the conclusion of the bankruptcy appeal process relating to Lehman Brothers Inc., should the Fund be entitled to obtain less than 100% of the then current market value of the collateral, New York Life Insurance Company will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral. As of January 31, 2013, the fair value of the agreement is $0.
(h)	Fair valued security. The total market value of these securities as of January 31, 2013 is $19,020,462, which represents 1.7% of the Fund's net assets.
(i)	Illiquid security. The total market value of these securities as of January 31, 2013 is $1,593,587, which represents 0.1% of the Fund's net assets.
(j)	Restricted security.
(k)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(l)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of January 31, 2013.
(m)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of January 31, 2013.
(n)	Interest on these securities is subject to alternative minimum tax.
(o)	Non-income producing security.
(p)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2013.
(q)	As of January 31, 2013, cash in the amount of $760,550 is on deposit with broker for futures transactions.
(r)	As of January 31, 2013, cost is $1,074,766,860 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$92,146,553
Gross unrealized depreciation	(19,296,547)
Net unrealized appreciation	$72,850,006

The following abbreviations are used in the above portfolio:

€	-Euro
£	-British Pound Sterling
A$	-Australian Dollar

As of January 31, 2013, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/28/13	JPMorgan Chase Bank	EUR	8,730,000	USD	11,435,826	USD	419,422
Pound Sterling vs. U.S. Dollar	2/28/13	JPMorgan Chase Bank	GBP	200,000		321,758		(4,601)

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/28/13	JPMorgan Chase Bank	EUR	103,848,000	USD	136,126,967	USD	(4,897,524)
Pound Sterling vs. U.S. Dollar	2/28/13	JPMorgan Chase Bank	GBP	32,521,000		52,353,250		781,911
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(3,700,792)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$32,834,672	$—	$32,834,672
Convertible Bond	—	1,144,013	—	1,144,013
Corporate Bonds (b)	—	860,609,373	11,797	860,621,170
Foreign Bonds (c)	—	90,406,275	16,600,436	107,006,711
Loan Assignments & Participations (d)	—	54,281,424	1,994,300	56,275,724
Mortgage-Backed Securities	—	9,906,590	—	9,906,590
Municipal Bond	—	5,099,949	—	5,099,949
Total Long-Term Bonds	—	1,054,282,296	18,606,533	1,072,888,829
Common Stocks (e)	28,024,291	—	413,929	28,438,220
Preferred Stock	1,114,400	—	—	1,114,400
Warrants	2,194,466	—	—	2,194,466
Short-Term Investment
Repurchase Agreement	—	42,980,951	—	42,980,951
Total Investments in Securities	31,333,157	1,097,263,247	19,020,462	1,147,616,866
Other Financial Instruments
Foreign Currency Forward Contracts (f)	—	1,201,333	—	1,201,333
Futures Contracts Short (f)	864,858	—	—	864,858
Total Other Financial Instruments	864,858	1,201,333	—	2,066,191
Total Investments in Securities and Other Financial Instruments	$32,198,015	$1,098,464,580	$19,020,462	$1,149,683,057

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(22,718,715)	$—	$(22,718,715)
U.S. Government Sold Short	—	(32,347,905)	—	(32,347,905)
Total Long-Term Bonds Sold Short	—	(55,066,620)	—	(55,066,620)
Common Stock Sold Short	(1,626,686)	—	—	(1,626,686)
Total Investments in Securities Sold Short	(1,626,686)	(55,066,620)	—	(56,693,306)
Other Financial Instruments
Foreign Currency Forward Contracts (f)	—	(4,902,125)	—	(4,902,125)
Futures Contracts Short (f)	(1,380)	—	—	(1,380)
Total Other Financial Instruments	(1,380)	(4,902,125)	—	(4,903,505)
Total Investments in Securities Sold Short and Other Financial Instruments	$(1,628,066)	$(59,968,745)	$—	$(61,596,811)
(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $11,797 is held in Mining within the Corporate Bonds section of the Portfolio of Investments.
(c)	The Level 3 security valued at $16,600,436 is held in Banks within the Foreign Bonds section of the Portfolio of Investments.
(d)	Includes $1,994,300 of a Level 3 security which represents a Loan Assignment & Participations whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value with significant unobservable inputs.
(e)	The Level 3 security valued at $413,929 is held in Mining within the Common Stocks section of the Portfolio of Investments.
(f)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2013
Long-Term Bonds
Corporate Bonds
Auto Manufacturers	$1,912	$-	$-	$(1,912)	$-	$-	$-	$-	$-	$-
Mining	11,797	-	-	-	-	-	-	-	11,797	-
Foreign Bonds
Banks	15,344,632	79,311	-	1,176,493	-	-	-	-	16,600,436	1,176,493
Loan Assignments and Participations
Leisure, Amusement, Motion Pictures, Entertainment	-	125	-	46,812	1,947,363	-	-	-	1,994,300	46,812
Common Stock
Mining	496,523	-	-	(82,594)	-	-	-	-	413,929	(82,594)
Total	$15,854,864	$79,436	$-	$1,138,799	$1,947,363	$-	$-	$-	$19,020,462	$1,140,711

As of January 31, 2013, the Fund held the following restricted securities:

	Date of	Shares/Principal		1/31/13	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
Aleris International, Inc.
Common Stock	7/6/10	13,652	$922,364	$413,929	0.0	%‡
Corporate Bond 6.00% due 6/1/20	7/6/10	$11,797	8,872	11,797	0.0	‡
Total		$25,449	$931,236	$425,726	0.0	%‡

‡ Less than one-tenth of a percent.

Eclipse Funds Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2013 Unaudited

SECURITIES VALUATION.

MainStay High Yield Opportunities Fund (the "Fund"), prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board of Directors (the "Board") of Eclipse Funds Inc. has adopted procedures for the valuation of the Fund’s securities and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board has authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor of the Fund.

To assess the appropriateness of security valuations, the Manager or the Fund’s third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the current day prices and challenges prices exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued by recommendation, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

“Fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of January 31, 2013, for the Fund's investments is included at the end of the Portfolio of Investments.

The valuation techniques used by the Fund to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Fund may utilize third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market value cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Fund's Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended January 31, 2013 there have been no changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which the trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not available from third party pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security’s market value; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2013, the Fund held securities with a value of $19,020,462 that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade and the time at which the Fund’s net asset value ("NAV") is calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Manager or Subadvisor may pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures and are generally categorized as Level 2 in the hierarchy. As of January 31, 2013, foreign equity securities held by the High Yield Opportunities Fund were not fair valued in such a manner.

Equity securities and ExchangeTraded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their respective NAV as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible bonds and municipal securities) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible bonds and municipal securities) supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. Securities valued at amortized cost are not valued using a quoted price in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service, and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by single broker quotes obtained from the engaged independent pricing service with significant unobservable inputs and generally categorized as level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as the liquidity of the Fund’s investments. As of January 31, 2013, the Fund held Securities with a value of $1,994,300 that were valued by single broker quotes and/or deemed to be illiquid.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of the Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay High Yield Opportunities Fund

Asset Class	Fair Value at 1/31/13	Valuation Technique	Unobservable Inputs	Range

Corporate Bond - Mining (1 position)	$ 11,797	Market Approach	Exchange Value	195
			Credit Value	83

Common Stock (1 position)	413,929	Market Approach	EBITDA Multiple	5

Foreign Bonds (1 position)	16,600,436	Market Approach	Yield Discount	75bp

Loan Assignments & Participations (1 position)	1,994,300	Income/Market Approach	Offered Quote	$100.75
	$ 19,020,462

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board deems appropriate to reflect their fair value.

Lehman Brothers International (Europe) (“LBIE”) was placed in administration under the U.K. Insolvency Act on September 15, 2008. Accordingly, the Fund's ability to transact with Lehman Brothers, Inc. (“LBI”)/LBIE is limited, and the Fund is unable to close out securities sold short with LBI/LBIE with a market value as of January 31, 2013 of approximately $4 million. The Fund also has not been able to sell the securities that are pledged as collateral for the benefit of LBI/LBIE. While this has not impacted the Fund's ability to implement its investment strategy to date, until these securities are made available, there may be an impact on the Fund's ability to fully implement its investment strategy.

In order to mitigate any potential negative impact on the Fund and its shareholders which may result from a final judicial determination that the Fund is not entitled to the unfettered use and ownership of the collateral, the Fund and New York Life Insurance Company (“New York Life”), an affiliate of the Fund’s adviser, have entered into an agreement with respect to the collateral. Pursuant to the Agreement, at the conclusion of the bankruptcy appeal process, should the Fund be entitled to obtain less than 100% of the then current market value of the collateral, New York Life will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral.

As of January 31, 2013, the Fund had pledged approximately 4.0% of its net assets to cover its open short positions with LBIE. These pledged securities are held in an account with the Fund's custodian, State Street Bank and Trust Company, for the benefit of LBIE. To the extent that the Fund determines that these securities are illiquid, either due to the operational restraints discussed above or for any other reason, the Fund will not purchase additional illiquid securities if at the time of purchase the value of all portfolio securities deemed illiquid represents more than 15% the Fund's net assets. However, the Fund may obtain illiquid securities as a result of a corporate action on an existing security held by the Fund, if the Fund's portfolio managers believe that holding such illiquid security is in the best interest of the Fund and its shareholders. The Fund may change any such determination at any time without notice to shareholders.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.

By:	/s/Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen P.Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	March 28, 2013

By:	/s/Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	March 28, 2013